Portfolio of Investments (unaudited)
As of July 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS—84.5%
AUSTRALIA—5.0%
Australia & New Zealand Banking Group Ltd., (fixed rate to 02/10/2033, variable rate thereafter), 6.74%, 02/10/2033(a)(b)	AUD	1,000,000	$ 697,384
Commonwealth Bank of Australia, (fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2033(b)		1,000,000	695,174
Westpac Banking Corp.
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2033(a)(b)		700,000	492,623
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2033(b)		300,000	215,080
Total Australia			2,100,261
AUSTRIA—0.3%
Benteler International AG, 7.25%, 06/15/2031(a)(b)	EUR	100,000	121,054
BARBADOS—0.5%
Sagicor Financial Co. Ltd., 5.30%, 05/13/2028(a)(b)		$210,000	209,082
BRAZIL—4.0%
Banco do Brasil SA, VRN, (fixed rate to 10/15/2025, variable rate thereafter), 8.75%, 10/15/2025(a)(c)		620,000	622,945
BRF SA, 5.75%, 09/21/2050(a)(b)		200,000	164,517
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		200,000	217,742
Samarco Mineracao SA, 9.500% Cash or 9.000% PIK, 06/30/2031(a)(b)(d)		453,075	448,705
Yinson Boronia Production BV, 8.95%, 07/31/2042(a)(b)(e)		196,218	211,496
Total Brazil			1,665,405
CANADA—1.8%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(a)(b)		119,000	119,710
Enerflex Ltd., 9.00%, 10/15/2027(a)(b)		138,000	142,108
Rogers Communications, Inc.
VRN, (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2027(a)(b)		275,000	271,100
VRN, (fixed rate to 02/14/2030, variable rate thereafter), 7.00%, 02/14/2030(b)		82,000	83,834
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)(b)(e)		54,000	53,469
TransAlta Corp., 7.75%, 11/15/2029(b)		98,000	102,111
Total Canada			772,332
	Shares or Principal Amount		Value

CHINA—0.5%
CFAMC II Co. Ltd., 5.00%, 11/19/2025(a)		$200,000	$ 199,720
Kaisa Group Holdings Ltd., 11.95%, 11/12/2023(a)(b)(f)(g)		200,000	8,500
Total China			208,220
COLOMBIA—1.2%
Ecopetrol SA, 8.88%, 01/13/2033(b)		105,000	110,121
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031(a)(b)		437,000	392,056
Total Colombia			502,177
DOMINICAN REPUBLIC—0.5%
AES Espana BV, 5.70%, 05/04/2028(a)(b)		202,000	193,775
ECUADOR—0.5%
International Airport Finance SA, 12.00%, 03/15/2033(a)(b)(e)		181,821	193,975
FRANCE—2.8%
Altice France SA, 4.25%, 10/15/2029(a)(b)	EUR	100,000	100,135
Banijay Entertainment SAS, 8.13%, 05/01/2029(a)(b)		$200,000	207,404
BNP Paribas SA, VRN, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030(a)(c)		200,000	180,577
Forvia SE, 5.50%, 06/15/2031(a)(b)	EUR	100,000	116,822
Iliad Holding SASU, 8.50%, 04/15/2031(a)(b)		$200,000	214,536
Opal Bidco SAS, 5.50%, 03/31/2032(a)(b)	EUR	118,000	138,711
Societe Generale SA, VRN, (fixed rate to 05/26/2026, variable rate thereafter), 4.75%, 05/26/2026(a)(c)		$200,000	197,351
Total France			1,155,536
GEORGIA—1.3%
Georgian Railway JSC, 4.00%, 06/17/2028(a)(b)		359,000	329,853
TBC Bank JSC, VRN, (fixed rate to 07/30/2029, variable rate thereafter), 10.25%, 07/30/2029(a)(c)		200,000	200,820
Total Georgia			530,673
GERMANY—2.4%
Aroundtown Finance SARL, VRN, (fixed rate to 08/07/2029, variable rate thereafter), 7.88%, 08/07/2029(c)		150,000	146,163
CT Investment GmbH, 6.38%, 04/15/2030(a)(b)	EUR	100,000	118,576
Deutsche Bank AG, VRN, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(c)	GBP	100,000	132,382
Gruenenthal GmbH, 4.63%, 11/15/2031(a)(b)	EUR	100,000	116,356
HT Troplast GmbH, 9.38%, 07/15/2028(a)(b)		110,000	131,904
IHO Verwaltungs GmbH, 8.750% Cash or 9.500% PIK, 05/15/2028(a)(b)(d)		103,347	123,657

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
GERMANY (continued)
PrestigeBidCo GmbH, FRN, 5.78%, 07/01/2029(a)(b)(h)	EUR	100,000	$ 114,900
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031(a)(b)		100,000	119,697
Total Germany			1,003,635
GHANA—0.8%
Tullow Oil PLC, 10.25%, 05/15/2026(a)(b)(e)		$370,000	332,075
INDIA—2.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/2028(a)(b)(e)		200,000	203,680
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(e)		173,320	168,287
Sammaan Capital Ltd., Series 6B, 9.00%, 09/26/2026	INR	50,000,000	560,479
Total India			932,446
INDONESIA—1.4%
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028(a)(b)		$221,000	221,199
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.25%, 10/24/2042(a)		400,000	358,967
Total Indonesia			580,166
IRELAND—1.2%
Cimpress PLC, 7.38%, 09/15/2032(a)(b)		150,000	146,622
GGAM Finance Ltd., 6.88%, 04/15/2029(a)(b)		87,000	89,628
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)(b)		125,000	130,976
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)(b)		112,000	116,159
Total Ireland			483,385
ISRAEL—1.4%
Bank Leumi Le-Israel BM, VRN, (fixed rate to 04/18/2028, variable rate thereafter), 7.13%, 04/18/2028(a)(b)		200,000	207,340
Energean Israel Finance Ltd., 8.50%, 09/30/2033(a)(b)		230,000	238,356
Leviathan Bond Ltd., 6.50%, 06/30/2027(a)(b)		161,323	160,113
Total Israel			605,809
JAMAICA—0.5%
NCB Financial Group Ltd., 11.00%, 07/31/2030(a)(b)		200,000	198,886
JAPAN—0.3%
Nissan Motor Co. Ltd., 5.25%, 07/17/2029(a)(b)	EUR	100,000	115,939
KAZAKHSTAN—1.8%
KazMunayGas National Co. JSC
3.50%, 04/14/2033(a)(b)		$200,000	174,390
5.75%, 04/19/2047(a)		670,000	587,726
Total Kazakhstan			762,116
	Shares or Principal Amount		Value

LUXEMBOURG—0.7%
Ephios Subco 3 SARL, 7.88%, 01/31/2031(a)(b)	EUR	100,000	$ 123,156
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)(b)		55,100	62,928
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)(b)		110,000	126,738
Total Luxembourg			312,822
MEXICO—4.6%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/17/2028(a)(b)		$470,000	453,501
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(b)		200,000	134,299
Petroleos Mexicanos
Series 14-2, 7.47%, 11/12/2026	MXN	1,472,800	74,980
Series 14-2, 7.47%, 11/12/2026		1,472,700	74,974
6.75%, 09/21/2047		$1,063,000	823,425
Saavi Energia SARL, 8.88%, 02/10/2035(a)(b)		341,000	354,913
Total Mexico			1,916,092
NETHERLANDS—1.1%
BE Semiconductor Industries NV, 4.50%, 07/15/2031(a)(b)	EUR	100,000	119,257
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031(a)(b)	GBP	100,000	142,476
Flora Food Management BV, 6.88%, 07/02/2029(a)(b)	EUR	100,000	115,450
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)(b)		100,000	104,140
Total Netherlands			481,323
NIGERIA—2.4%
Access Bank PLC, 6.13%, 09/21/2026(a)		$216,000	215,291
BOI Finance BV, 7.50%, 02/16/2027(a)(i)	EUR	196,000	228,271
IHS Holding Ltd., 8.25%, 11/29/2031(a)(b)		$200,000	203,834
United Bank for Africa PLC, 6.75%, 11/19/2026(a)		380,000	377,150
Total Nigeria			1,024,546
PERU—0.6%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		400,000	268,294
PHILIPPINES—0.6%
International Container Terminal Services, Inc., 4.75%, 06/17/2030(a)		260,000	258,990
RUSSIA—0.0%
Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2030, variable rate thereafter), 7.75%, 05/06/2030(a)(c)(f)(g)(j)		250,000	–

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
SERBIA—0.5%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)(b)		$200,000	$ 199,862
SINGAPORE—0.8%
Puma International Financing SA, 7.75%, 04/25/2029(a)(b)		331,000	341,749
SLOVENIA—0.3%
Summer BidCo BV, 10.000% Cash or 10.750% PIK, 02/15/2029(a)(b)(d)	EUR	114,354	132,129
SOUTH AFRICA—3.1%
Eskom Holdings SOC Ltd., 0.00%, 12/31/2032(k)	ZAR	28,700,000	526,232
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(b)		$246,000	209,631
Sasol Financing USA LLC, 5.50%, 03/18/2031(b)		400,000	332,913
Transnet SOC Ltd., 8.25%, 02/06/2028(a)		200,000	208,434
Total South Africa			1,277,210
SPAIN—0.5%
Grifols SA, 3.88%, 10/15/2028(a)(b)	EUR	100,000	112,027
Telefonica Europe BV, VRN, (fixed rate to 02/24/2028, variable rate thereafter), 2.88%, 02/24/2028(a)(c)		100,000	112,285
Total Spain			224,312
SWITZERLAND—0.3%
Consolidated Energy Finance SA, 12.00%, 02/15/2031(a)(b)		$150,000	140,950
TOGO—0.5%
Ecobank Transnational, Inc., 10.13%, 10/15/2029(a)		200,000	210,530
TRINIDAD—1.2%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)(b)		291,000	299,425
Port of Spain Waterfront Development, 7.88%, 02/19/2040(a)(b)(e)		200,000	195,500
Total Trinidad			494,925
TURKEY—2.0%
Turkiye Sinai Kalkinma Bankasi AS, VRN, (fixed rate to 03/21/2029, variable rate thereafter), 9.75%, 03/21/2029(a)(c)		200,000	208,181
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		275,000	286,720
Yapi ve Kredi Bankasi AS, 7.13%, 10/10/2029(a)		339,000	341,049
Total Turkey			835,950
UKRAINE—1.4%
Kernel Holding SA, 6.75%, 10/27/2027(a)(b)(g)		206,000	183,810
	Shares or Principal Amount		Value

MHP Lux SA, 6.95%, 04/03/2026(a)(g)		$218,000	$ 204,464
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)(g)		236,403	195,654
Total Ukraine			583,928
UNITED KINGDOM—3.9%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)(b)	EUR	100,000	115,136
CD&R Firefly Bidco PLC, 8.63%, 04/30/2029(a)(b)	GBP	100,000	137,088
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(a)(b)		$213,000	215,090
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)	GBP	96,000	134,153
Market Bidco Finco PLC, 8.75%, 01/31/2031(a)(b)		100,000	131,074
Motion Finco SARL, 7.38%, 06/15/2030(a)(b)	EUR	100,000	108,109
Pinewood Finco PLC, 6.00%, 03/27/2030(a)(b)	GBP	116,000	153,957
Project Grand U.K. PLC, 9.00%, 06/01/2029(a)(b)	EUR	100,000	121,696
RAY Financing LLC, 6.50%, 07/15/2031(a)(b)		100,000	117,356
Sherwood Financing PLC, 9.63%, 12/15/2029(a)(b)	GBP	100,000	134,773
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(b)		100,000	127,773
Vmed O2 U.K. Financing I PLC, 4.00%, 01/31/2029(a)(b)		100,000	123,811
Total United Kingdom			1,620,016
UNITED STATES—28.1%
Academy Ltd., 6.00%, 11/15/2027(a)(b)		$144,000	143,696
Acushnet Co., 7.38%, 10/15/2028(a)(b)		88,000	91,678
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)(b)		58,000	59,146
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		273,000	150,428
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)(b)(l)		40,000	40,679
Azorra Finance Ltd., 7.25%, 01/15/2031(a)(b)		35,000	35,722
Builders FirstSource, Inc.
4.25%, 02/01/2032(a)(b)		105,000	96,904
6.75%, 05/15/2035(a)(b)		75,000	76,898
Cable One, Inc., 4.00%, 11/15/2030(a)(b)		196,000	150,928
Caesars Entertainment, Inc.
7.00%, 02/15/2030(a)(b)		4,000	4,126
6.50%, 02/15/2032(a)(b)		29,000	29,575
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(a)(b)		78,000	71,469
CCM Merger, Inc., 6.38%, 05/01/2026(a)(b)		197,000	196,941

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Global Income Fund, Inc.

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/2030(a)(b)	$100,000	$ 95,019
4.25%, 01/15/2034(a)(b)	264,000	227,476
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(a)(b)	97,000	80,510
Celanese U.S. Holdings LLC, 7.05%, 11/15/2030(b)	181,000	188,498
Centene Corp.
4.25%, 12/15/2027(b)	98,000	95,029
3.00%, 10/15/2030(b)	109,000	94,935
Chart Industries, Inc., 7.50%, 01/01/2030(a)(b)	90,000	94,278
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/2035(b)	91,000	94,076
CHS/Community Health Systems, Inc.
6.13%, 04/01/2030(a)(b)	37,000	26,153
5.25%, 05/15/2030(a)(b)	42,000	36,741
10.88%, 01/15/2032(a)(b)	26,000	27,258
9.75%, 01/15/2034(a)(b)(l)	57,000	57,364
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(a)(b)	83,000	82,563
Cloud Software Group, Inc., 9.00%, 09/30/2029(a)(b)	59,000	61,057
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/2027(a)(b)	150,000	150,338
6.50%, 07/01/2032(a)(b)	131,000	128,378
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)	151,000	111,189
Crown Americas LLC, 5.88%, 06/01/2033(a)(b)	96,000	96,178
CSC Holdings LLC, 6.50%, 02/01/2029(a)(b)	200,000	158,015
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)(b)	284,000	285,815
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)(b)	93,000	96,786
Discovery Communications LLC, 3.63%, 05/15/2030(b)	65,000	57,578
Dotdash Meredith, Inc., 7.63%, 06/15/2032(a)(b)	167,000	162,783
EnerSys, 6.63%, 01/15/2032(a)(b)	117,000	120,236
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)(b)	105,000	110,961
Ford Motor Credit Co. LLC, 6.53%, 03/19/2032(b)	200,000	203,607
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(a)(b)	48,000	47,940
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(a)(b)	200,000	205,914
	Shares or Principal Amount		Value

Goodyear Tire & Rubber Co., 6.63%, 07/15/2030(b)		$63,000	$ 64,105
Graphic Packaging International LLC, 6.38%, 07/15/2032(a)(b)		149,000	150,797
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(a)(b)	EUR	200,000	239,248
Herc Holdings, Inc.
7.00%, 06/15/2030(a)(b)		$27,000	27,905
7.25%, 06/15/2033(a)(b)		65,000	67,308
Hess Midstream Operations LP
6.50%, 06/01/2029(a)(b)		36,000	37,084
4.25%, 02/15/2030(a)(b)		182,000	176,101
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(a)(b)		102,000	98,215
Hyundai Capital America, 6.38%, 04/08/2030(a)(b)		200,000	212,193
IQVIA, Inc., 6.25%, 06/01/2032(a)(b)		103,000	105,622
Iron Mountain, Inc.
5.00%, 07/15/2028(a)(b)		23,000	22,764
4.88%, 09/15/2029(a)(b)		60,000	58,666
6.25%, 01/15/2033(a)(b)		30,000	30,512
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		104,000	99,061
JH North America Holdings, Inc., 5.88%, 01/31/2031(a)(b)		76,000	76,260
Macy's Retail Holdings LLC
5.88%, 03/15/2030(a)(b)		20,000	19,746
7.38%, 08/01/2033(a)(b)		50,000	50,190
Magnera Corp., 7.25%, 11/15/2031(a)(b)		229,000	215,546
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		225,000	185,594
Midcontinent Communications, 8.00%, 08/15/2032(a)(b)		91,000	96,019
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(a)(b)		100,000	102,099
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(a)(b)		41,000	39,026
Nabors Industries, Inc., 8.88%, 08/15/2031(a)(b)		70,000	56,125
Navient Corp., 7.88%, 06/15/2032(b)		146,000	152,018
NCL Corp. Ltd., 5.88%, 02/15/2027(a)(b)		108,000	108,320
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)(b)		154,000	152,897
Newell Brands, Inc., 8.50%, 06/01/2028(a)(b)		108,000	113,170
Novelis Sheet Ingot GmbH, 3.38%, 04/15/2029(a)(b)	EUR	100,000	111,385
NRG Energy, Inc.
7.00%, 03/15/2033(a)(b)		$117,000	128,347
6.25%, 11/01/2034(a)(b)		89,000	90,180
OI European Group BV, 6.25%, 05/15/2028(a)(b)	EUR	100,000	117,985
Olin Corp., 6.63%, 04/01/2033(a)(b)		$137,000	133,315
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 05/15/2034(a)(b)		400,000	377,191

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Global Income Fund, Inc.

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)(b)	$135,000	$ 139,603
PennyMac Financial Services, Inc., 6.88%, 05/15/2032(a)(b)	158,000	160,977
Performance Food Group, Inc., 6.13%, 09/15/2032(a)(b)	94,000	95,456
Permian Resources Operating LLC
5.88%, 07/01/2029(a)(b)	88,000	88,054
6.25%, 02/01/2033(a)(b)	111,000	111,660
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030(b)	200,000	195,019
Radiology Partners, Inc., 8.50%, 07/15/2032(a)(b)	47,000	47,489
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031(a)(b)	22,000	22,158
6.00%, 02/01/2033(a)(b)	92,000	93,518
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/2032(a)(b)	60,000	61,098
Somnigroup International, Inc., 3.88%, 10/15/2031(a)(b)	106,000	95,695
Staples, Inc., 10.75%, 09/01/2029(a)(b)	98,000	91,891
Sunoco LP
7.00%, 05/01/2029(a)(b)	36,000	37,262
7.25%, 05/01/2032(a)(b)	56,000	58,688
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)(b)	124,000	131,771
TransDigm, Inc., 6.63%, 03/01/2032(a)(b)	228,000	234,445
Travel & Leisure Co.
6.00%, 04/01/2027(b)	80,000	80,611
4.63%, 03/01/2030(a)(b)	53,000	50,792
U.S. Cellular Corp., 6.70%, 12/15/2033	90,000	94,490
U.S. Foods, Inc., 5.75%, 04/15/2033(a)(b)	245,000	242,747
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(a)(b)	54,000	57,072
Univision Communications, Inc.
8.00%, 08/15/2028(a)(b)	18,000	18,492
8.50%, 07/31/2031(a)(b)	148,000	150,304
9.38%, 08/01/2032(a)(b)	40,000	41,504
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(a)(b)	114,000	117,079
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)(b)	90,000	93,178
VRN, (fixed rate to 09/30/2029, variable rate thereafter), 9.00%, 09/30/2029(a)(c)	93,000	93,024
8.38%, 06/01/2031(a)(b)	63,000	65,165
9.88%, 02/01/2032(a)(b)	171,000	184,499
Shares or Principal Amount			Value

Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033(a)(b)		$55,000	$ 59,397
6.50%, 01/15/2034(a)(b)		30,000	30,863
7.75%, 05/01/2035(a)(b)		55,000	60,306
6.75%, 01/15/2036(a)(b)		30,000	30,861
Vistra Operations Co. LLC
4.38%, 05/01/2029(a)(b)		126,000	122,095
7.75%, 10/15/2031(a)(b)		71,000	75,146
Vital Energy, Inc., 9.75%, 10/15/2030(b)		63,000	59,098
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026(b)		83,000	81,783
8.13%, 08/15/2029(b)		70,000	75,140
Whirlpool Corp.
6.13%, 06/15/2030(b)		45,000	44,893
6.50%, 06/15/2033(b)		101,000	99,523
Total United States			11,752,705
UZBEKISTAN—1.0%
Jscb Agrobank, 9.25%, 10/02/2029(a)		200,000	213,218
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031(a)		200,000	206,262
Total Uzbekistan			419,480
ZAMBIA—0.5%
First Quantum Minerals Ltd., 8.63%, 06/01/2031(a)(b)		200,000	208,251
Total Corporate Bonds			35,371,011
GOVERNMENT BONDS—51.3%
ANGOLA—1.3%
Angola Government International Bonds, 9.13%, 11/26/2049(a)		701,000	554,224
ARGENTINA—3.3%
Argentina Republic Government International Bonds
5.00%, 01/09/2038(b)(e)		832,800	585,042
4.13%, 07/09/2046(b)(e)(m)		1,234,237	790,220
Total Argentina			1,375,262
AUSTRALIA—1.0%
Australia Government Bonds, 2.50%, 05/21/2030	AUD	700,000	428,433
BAHRAIN—0.9%
Bahrain Government International Bonds
5.45%, 09/16/2032(a)		$229,000	216,324
6.25%, 01/25/2051(a)		210,000	181,227
Total Bahrain			397,551
BARBADOS—0.4%
Barbados Government International Bonds, 8.00%, 06/26/2035(a)(b)(e)		175,000	174,498
BENIN—0.5%
Benin Government International Bonds, 8.38%, 01/23/2041(a)(e)		200,000	197,070

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
BRAZIL—3.0%
Brazil Government International Bonds, 7.13%, 01/20/2037		$370,000	$ 396,326
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	BRL	5,227,000	847,618
Total Brazil			1,243,944
CHILE—1.5%
Chile Government International Bonds, 4.34%, 03/07/2042(b)		$719,000	617,693
COLOMBIA—1.6%
Colombia Government International Bonds, 5.20%, 05/15/2049(b)		200,000	138,154
Colombia TES, 9.25%, 05/28/2042	COP	2,757,800,000	524,602
Total Colombia			662,756
DOMINICAN REPUBLIC—2.9%
Dominican Republic International Bonds
11.25%, 09/15/2035(a)(b)	DOP	19,200,000	341,722
5.88%, 01/30/2060(a)		$1,030,000	865,509
Total Dominican Republic			1,207,231
ECUADOR—0.6%
Ecuador Government International Bonds, 6.90%, 07/31/2035(a)(e)		323,500	241,493
EGYPT—3.8%
Egypt Government International Bonds
7.63%, 05/29/2032(a)		400,000	375,788
7.90%, 02/21/2048(a)		760,000	588,006
Egypt Treasury Bills, 23.59%, 09/09/2025(n)	EGP	30,625,000	610,906
Total Egypt			1,574,700
EL SALVADOR—0.8%
El Salvador Government International Bonds, 9.65%, 11/21/2054(a)(b)(e)		$343,000	353,290
GHANA—0.3%
Ghana Government International Bonds
0.00%, 07/03/2026(a)(e)(k)		6,160	5,902
5.00%, 07/03/2029(a)(e)(m)		93,170	88,540
0.00%, 01/03/2030(a)(e)(k)		15,606	12,998
Total Ghana			107,440
HONDURAS—0.5%
Honduras Government International Bonds, 8.63%, 11/27/2034(a)(b)		200,000	208,800
HUNGARY—0.8%
Hungary Government Bonds, 6.75%, 10/22/2028	HUF	123,150,000	353,734
INDONESIA—3.0%
Indonesia Government International Bonds
7.75%, 01/17/2038(a)		$100,000	121,916
3.70%, 10/30/2049		935,000	700,936
	Shares or Principal Amount		Value

Indonesia Treasury Bonds
7.00%, 09/15/2030	IDR	341,000,000	$ 21,383
7.50%, 04/15/2040		6,535,000,000	417,985
Total Indonesia			1,262,220
IRAQ—0.8%
Iraq International Bonds, 5.80%, 01/15/2028(a)(b)(e)		$325,625	322,454
IVORY COAST—1.0%
Ivory Coast Government International Bonds, 6.63%, 03/22/2048(a)(e)	EUR	444,000	410,205
JORDAN—0.8%
Jordan Government International Bonds, 7.50%, 01/13/2029(a)		$324,000	335,069
KENYA—0.8%
Republic of Kenya Government International Bonds, 8.25%, 02/28/2048(a)		422,000	349,592
KYRGYZSTAN—0.5%
Kyrgyz Republic International Bonds, 7.75%, 06/03/2030(a)		200,000	200,646
LEBANON—0.4%
Lebanon Government International Bonds
7.00%, 03/20/2028(a)(f)		284,000	52,682
8.20%, 05/17/2033(a)(f)		377,000	70,122
8.25%, 05/17/2034(a)(f)		349,000	64,914
Total Lebanon			187,718
MALAYSIA—2.3%
Malaysia Government Bonds
4.23%, 06/30/2031	MYR	1,100,000	269,958
3.83%, 07/05/2034		800,000	193,294
3.76%, 05/22/2040		1,000,000	236,707
4.07%, 06/15/2050		1,100,000	262,685
Total Malaysia			962,644
MEXICO—0.9%
Mexico Bonos, 7.75%, 11/13/2042	MXN	8,966,600	390,471
NIGERIA—0.8%
Nigeria Government International Bonds, 7.63%, 11/28/2047(a)		$435,000	353,013
OMAN—3.7%
Oman Government International Bonds, 7.00%, 01/25/2051(a)		1,400,000	1,550,764
PERU—2.8%
Peru Government International Bonds, 6.90%, 08/12/2037(a)	PEN	4,138,000	1,165,889
POLAND—1.0%
Republic of Poland Government Bonds, 1.75%, 04/25/2032	PLN	1,894,000	408,298
QATAR—1.2%
Qatar Government International Bonds, 4.40%, 04/16/2050(a)		$576,000	492,090
SOUTH AFRICA—2.7%
Republic of South Africa Government Bonds, 8.75%, 01/31/2044	ZAR	8,279,700	381,003

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
GOVERNMENT BONDS (continued)
SOUTH AFRICA (continued)
Republic of South Africa Government International Bonds
7.10%, 11/19/2036(a)		$400,000	$ 397,247
5.00%, 10/12/2046		516,000	359,064
Total South Africa			1,137,314
TURKEY—2.1%
Istanbul Metropolitan Municipality, 10.50%, 12/06/2028(a)(b)		200,000	216,377
Turkiye Government Bonds, 10.28%, 09/15/2027	TRY	21,935,400	343,486
Turkiye Government International Bonds, 9.38%, 01/19/2033		$271,000	308,702
Total Turkey			868,565
URUGUAY—1.2%
Uruguay Government International Bonds
4.38%, 12/15/2028(e)(o)	UYU	12,676,311	325,340
7.63%, 03/21/2036(e)		$146,000	172,616
Total Uruguay			497,956
UZBEKISTAN—1.7%
National Bank of Uzbekistan, 8.50%, 07/05/2029(a)(b)		200,000	211,866
Republic of Uzbekistan International Bonds, 3.70%, 11/25/2030(a)		252,000	226,065
Uzbekneftegaz JSC, 8.75%, 05/07/2030(a)		249,000	261,508
Total Uzbekistan			699,439
ZAMBIA—0.4%
Zambia Government International Bonds, 5.75%, 06/30/2033(a)(e)(m)		182,917	170,232
Total Government Bonds			21,462,698
U.S. TREASURIES—1.8%
U.S. Treasury Notes, 4.25%, 12/31/2025(n)		739,800	739,508
Total U.S. Treasuries			739,508
WARRANTS—0.0%
BRAZIL—0.0%
OAS SA(b)(g)(j)(p)		61,465	–
UNITED STATES—0.0%
OAS Restructuring BVI Ltd.(b)(f)(j)(p)		73,666	–
Total Warrants			–
SHORT-TERM INVESTMENT—2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(q)		846,126	846,126
Total Short-Term Investment			846,126
Total Investments (Cost $59,217,951)—139.6%			58,419,343
Liabilities in Excess of Other Assets—(39.6%)			(16,560,746)
Net Assets—100.0%			$41,858,597

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Sinkable security.
(f)	Security is in default.
(g)	The Fund’s investment manager has deemed this security to be illiquid based upon procedures approved by the Board of Directors. Illiquid securities held by the Fund represent 1.4% of net assets as of July 31, 2025.
(h)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2025.
(i)	Denotes the security is government guaranteed.
(j)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(k)	Zero coupon bond. Rate represents yield to maturity.
(l)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(m)	Step bond. Rate disclosed is as of July 31, 2025.
(n)	The rate shown is the discount yield at the time of purchase.
(o)	Inflation linked security.
(p)	Non-income producing security.
(q)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PIK	Payment-In-Kind
PLC	Public Limited Company
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note
ZAR	South African Rand

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Global Income Fund, Inc.

As of July 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
08/28/2025	Citibank N.A.	AUD	6,195,729	USD	4,000,000	$3,983,275	$(16,725)
Euro/United States Dollar
08/14/2025	UBS AG	EUR	100,024	USD	116,447	114,223	(2,224)
Indonesian Rupiah/United States Dollar
08/01/2025	Citibank N.A.	IDR	15,700,000,000	USD	959,884	954,118	(5,766)
Singapore Dollar/United States Dollar
09/12/2025	UBS AG	SGD	3,683,897	USD	2,882,632	2,845,881	(36,751)
South African Rand/United States Dollar
08/14/2025	Deutsche Bank AG	ZAR	15,715,000	USD	886,446	862,111	(24,335)
Total						$8,759,608	$(85,801)

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
08/14/2025	Citibank N.A.	USD	1,527,907	GBP	1,124,557	$1,485,271	$42,636
08/14/2025	UBS AG	USD	134,811	GBP	100,000	132,076	2,735
United States Dollar/Euro
08/14/2025	Deutsche Bank AG	USD	4,561,895	EUR	3,891,608	4,444,021	117,874
United States Dollar/Indonesian Rupiah
08/01/2025	Citibank N.A.	USD	479,039	IDR	7,850,000,000	477,059	1,980
08/01/2025	Citibank N.A.	USD	474,572	IDR	7,850,000,000	477,059	(2,487)
10/24/2025	Citibank N.A.	USD	352,072	IDR	5,763,923,000	348,654	3,418
United States Dollar/Mexican Peso
08/14/2025	UBS AG	USD	558,773	MXN	10,423,000	551,951	6,822
United States Dollar/Peruvian Nouveau Sol
08/14/2025	Citibank N.A.	USD	1,165,050	PEN	4,146,000	1,153,738	11,312
United States Dollar/Polish Zloty
08/14/2025	Morgan Stanley & Co.	USD	365,811	PLN	1,326,000	353,791	12,020
United States Dollar/South African Rand
08/14/2025	Morgan Stanley & Co.	USD	879,360	ZAR	15,715,000	862,111	17,249
Total						$10,285,731	$213,559
Unrealized appreciation on forward foreign currency exchange contracts							$216,046
Unrealized depreciation on forward foreign currency exchange contracts							$(88,288)

*	Certain contracts with different trade dates and like characteristics have been shown net.

As of July 31, 2025, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	7,350,000	03/17/2033	Citigroup	Receive	12-month SOFR	3.38%	Annually	$-	$190,570	$190,570
USD	5,000,000	03/17/2030	Citigroup	Receive	12-month SOFR	3.46%	Annually	-	42,582	42,582
USD	5,000,000	03/17/2032	Citigroup	Receive	12-month SOFR	3.40%	Annually	-	95,383	95,383
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2025
abrdn Global Income Fund, Inc.

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	4,700,000	08/23/2029	Citigroup	Receive	12-month SOFR	3.40%	Annually	$(35)	$82,412	$82,447
								$(35)	$410,947	$410,982
USD	1,750,000	03/17/2030	Citigroup	Pay	12-month SOFR	3.46%	Annually	(28,241)	(14,945)	13,296
USD	2,000,000	03/17/2030	Citigroup	Pay	12-month SOFR	3.46%	Annually	(29,109)	(16,562)	12,547
								$(57,350)	$(31,507)	$25,843
								$(57,385)	$379,440	$436,825

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value ("NAV") as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
10

Notes to Portfolio of Investments  (concluded)
July 31, 2025 (unaudited)

Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
11